Goodwill - Key assumptions (Detail) - Goodwill	Dec. 31, 2025	Dec. 31, 2024
Monitoring
Goodwill [Line Items]
Initial forecast period	0.056	0.053
Extrapolation period	4.30%	4.70%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.00%	9.10%
Image-Guided Therapy
Goodwill [Line Items]
Initial forecast period	0.067	0.063
Extrapolation period	4.60%	5.00%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.80%	9.70%
Precision Diagnosis
Goodwill [Line Items]
Initial forecast period	0.031	0.024
Extrapolation period	3.80%	3.60%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	10.40%	9.90%
Sleep & Respiratory Care
Goodwill [Line Items]
Initial forecast period	0.108	0.101
Extrapolation period	7.30%	7.30%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	11.80%	10.30%
Personal Health
Goodwill [Line Items]
Initial forecast period	0.055	0.051
Extrapolation period	4.20%	4.20%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.90%	9.90%
Enterprise Informatics
Goodwill [Line Items]
Initial forecast period	0.039	0.044
Extrapolation period	3.10%	5.40%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.60%	8.90%